Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss	$ (5,101,165)	$ (7,000,217)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Stock-based compensation	1,865,993	3,563,675
Changes in assets and liabilities:
Prepaid expenses and other assets	28,734	(168,259)
Accounts payable and other current liabilities	293,356	(153,747)
Net cash flows used in operating activities	(2,913,082)	(3,758,548)
Financing activities:
Proceeds from sale of common stock and common stock warrants		2,664,900
Proceeds from sale of common stock and common stock warrants, related party		2,836,424
Proceeds from exercise of common stock warrants	49,500	558,000
Proceeds from exercise of common stock warrants, related party		3,983,201
Net settlement in connection with the issuance of shares associated with underlying Restricted Stock Units	(3,677,727)
Net cash flows (used in) from financing activities	(3,628,227)	10,042,525
Net (decrease) increase in cash and cash equivalents	(6,541,309)	6,283,977
Cash and cash equivalents at beginning of year	6,885,422	601,445
Cash and cash equivalents at end of year	344,113	$ 6,885,422
Supplemental disclosure of non-cash financing activities:
Fair value of shares withheld with net settlement transaction	$ 3,677,727